Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in plan assets:
Plan assets at fair value at beginning of year	$ 422
Employer contributions	29	34
Plan assets at fair value at end of year	448	422
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	10	5
Long-term liabilities	(366)	(477)
Pension benefits, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	901	794
Service cost	37	40	34
Interest cost	28	31	33
Employee contributions	5	6
Benefits paid	(19)	(21)
Effect of curtailment	(3)
Effect of settlement	(32)	(31)
Actuarial (gain) loss	(92)	58
Transfer in	12	70
Transfer out	(12)	(70)
Acquisition / change in scope	9
Plan amendment	5	4
ST-Ericsson deconsolidation	(49)
Foreign currency translation adjustment	17	20
Benefit obligation at end of year	807	901	794
Change in plan assets:
Plan assets at fair value at beginning of year	422	378
Expected return on plan assets	18	18	20
Employer contributions	29	34
Employee contributions	5	6
Benefits paid	(9)	(11)
Effect of settlement	(25)	(30)
Actuarial gain (loss)	14	17
Transfer in	8	40
Transfer out	(8)	(40)
Foreign currency translation adjustments	5	10
ST-Ericsson deconsolidation	(11)
Plan assets at fair value at end of year	448	422	378
Funded status	(359)	(479)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	10	5
Current liabilities	(12)	(16)
Long-term liabilities	(357)	(468)
Net amount recognized	(359)	(479)
Other Pension Plans, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	63	52
Service cost	8	9	8
Interest cost	2	3	3
Employee contributions
Benefits paid	(4)	(3)
Effect of curtailment	(2)
Effect of settlement
Actuarial (gain) loss		2
Transfer in	1	3
Transfer out	(1)	(3)
Acquisition / change in scope	1
Plan amendment
ST-Ericsson deconsolidation	(4)
Foreign currency translation adjustment	1
Benefit obligation at end of year	65	63	52
Change in plan assets:
Plan assets at fair value at beginning of year
Expected return on plan assets
Employer contributions
Employee contributions
Benefits paid
Effect of settlement
Actuarial gain (loss)
Transfer in
Transfer out
Foreign currency translation adjustments
ST-Ericsson deconsolidation
Plan assets at fair value at end of year
Funded status	(65)	(63)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets
Current liabilities	(5)	(3)
Long-term liabilities	(60)	(60)
Net amount recognized	$ (65)	$ (63)